Note 2- Summary of Significant Accounting Policies: Basis of Accounting (Policies)	3 Months Ended
Jun. 30, 2012
Basis of Accounting:
Basis of Accounting

Basis of Accounting

The consolidated financial statements of the Company include the accounts of Mondial and its wholly-owned subsidiary Legacy Athletic Apparel, LLC and have been prepared in conformity with generally accepted accounting principles in the United States of America and are stated in US dollars.